UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                           (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Oakhurst Defined Risk Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
	Shares	Value (note 1)

EXCHANGE-TRADED PRODUCTS - 19.07%
Consumer Discretionary Select Sector SPDR Fund	6,855	$510,286
Consumer Staples Select Sector SPDR Fund	10,669	543,265
Health Care Select Sector SPDR Fund	7,242	479,632
ProShares Large Cap Core Plus	38,670	1,829,478
Reality Shares DIVS ETF	38,000	862,604
Technology Select Sector SPDR Fund	12,557	514,460
* United States Oil Fund LP	59,699	537,291

Total Exchange-Traded Products (Cost $5,545,369)		5,277,016

OPEN-END FUNDS - 65.22%
* ACM Dynamic Opportunity Fund	38,363	578,900
Burnham Financial Long/Short Fund	133,103	1,964,598
Cognios Market Neutral Large Cap Fund	87,719	916,667
* Dreyfus Dynamic Total Return Fund	108,536	1,633,470
FPA Crescent Fund	109,748	3,230,970
Gateway Fund	89,594	2,594,641
Infinity Q Diversified Alpha Fund	124,000	1,252,400
JPMorgan Hedged Equity Fund	179,160	2,744,726
JPMorgan Opportunistic Equity Long/Short Fund	84,935	1,360,658
Leuthold Core Investment Fund	101,866	1,771,446

Total Open-End Funds (Cost $19,149,523)		18,048,476

LIMITED LIABILITY COMPANIES - 9.03%
Anchor Fund, LLC (a) - Class A	4,013	1,250,000
Rama Fund, LLC (a)	750	750,000
Westridge Lending Fund, LLC (a)	500,000	500,000

Total Limited Liability Companies (Cost $2,500,000)		2,500,000

LIMITED PARTNERSHIP - 4.52%
Hershiser Income Fund II, LP (a)	1,250,000	1,250,000

Total Limited Partnership (Cost $1,250,000)		1,250,000

SHORT-TERM INVESTMENT - 2.62%
§ Fidelity Money Market Institutional Fund, 0.35%	725,161	725,161

Total Short-Term Investment (Cost $725,161)		725,161

Total Value of Investments (Cost $29,170,053)(b) - 100.46%		$27,800,653

Liabilities in Excess of Other Assets - (0.46)%		(126,300)

Net Assets - 100%		$27,674,353

		(Continued)

Oakhurst Defined Risk Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

§	Represents 7 day effective yield

(a)
Restricted Securities.  Securities for which market quotations are not readily available.  The aggregate value of such securities is 13.55% of net assets, and the fair value has been determined under procedures approved by the Fund's Board of Trustees.

(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation	$30,709
	Aggregate gross unrealized depreciation	(1,400,109)

	Net unrealized depreciation	$(1,369,400)

		(Continued)

Oakhurst Defined Risk Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Oakhurst Defined Risk Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Oakhurst Defined Risk Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$5,277,016	$5,277,016	$-	$-
Open-End Funds	18,048,476	18,048,476	-	-
Limited Liability Companies	2,500,000	-	-	2,500,000
Limited Partnership	1,250,000	-	-	1,250,000
Short-Term Investment	725,161	725,161	-	-
Total	$27,800,653	$24,050,653	$-	$3,750,000

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 6, 2016	Katherine M. Honey President and Principal Executive Officer Leeward Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 6, 2016	Katherine M. Honey President and Principal Executive Officer Leeward Investment Trust

By: (Signature and Title)	/s/ Ashley E. Harris
Date: April 6, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Leeward Investment Trust